UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320

         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     February 20, 2013



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $150,081 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS               COM              025816109     8901   157827 SH       SOLE                   157827
AMGEN                          COM              031162100     6149   110037 SH       SOLE                   110037
ANHEUSER-BUSCH                 COM              035229103     6039   119674 SH       SOLE                   119674
AUTOMATIC DATA PROCESSING      COM              053015103     4229    87370 SH       SOLE                    87370
BECTON DICKINSON               COM              075887109     5407    70326 SH       SOLE                    70326
BERKSHIRE HATHAWAY 'B'         COM              084670702    10585     2908 SH       SOLE                     2908
COLGATE-PALMOLIVE              COM              194162103     7362   110230 SH       SOLE                   110230
DELL INC.                      COM              24702R101      259    11180 SH       SOLE                    11180
GENERAL ELECTRIC               COM              369604103     7548   213453 SH       SOLE                   213453
GRAINGER WW                    COM              384802104     8428   109115 SH       SOLE                   109115
HARLEY-DAVIDSON                COM              412822108     6706   114139 SH       SOLE                   114139
ILL TOOL WORKS                 COM              452308109     7904   153170 SH       SOLE                   153170
JOHNSON&JOHNSON                COM              478160104      291     4836 SH       SOLE                     4836
LAB. CORP. AMER.               COM              50540r409     8519   117290 SH       SOLE                   117290
MEDTRONIC, INC.                COM              585055106     7145   145648 SH       SOLE                   145648
MFS Muni Income TR SBI         COM              552738106      160    18676 SH       SOLE                    18676
MICROSOFT                      COM              594918104     7118   255395 SH       SOLE                   255395
MINNESOTA MNG.                 COM              88579Y101     6609    86470 SH       SOLE                    86470
McGRAW HILL CO.                COM              580645109      289     4600 SH       SOLE                     4600
NIKE INC CLASS B               COM              654106103     6765    63665 SH       SOLE                    63665
NOKIA ADR                      COM              654902204     3553   155020 SH       SOLE                   155020
PATTERSON INC.                 COM              703395103     8341   235025 SH       SOLE                   235025
PEPSICO INC.                   COM              713448108     9450   148683 SH       SOLE                   148683
PFIZER INC COM                 COM              717081103      240     9486 SH       SOLE                     9486
PROCTER & GAMBLE               COM              742718109     5177    81962 SH       SOLE                    81962
UNITED PARCEL SERVICE          COM              911312106     3445    49145 SH       SOLE                    49145
WAL-MART STORES                COM              931142103     3461    73723 SH       SOLE                    73723